Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares		Dec. 31, 2025 CNY (¥)
Accumulated other comprehensive income	$ 14,207,228		¥ 49,708,261				¥ 99,859,762
Prepaid services fees	396,965		22,149				2,790,191
Allowance for other receivables and prepaid expenses	969,542		4,875,364				6,814,716
Impairment loss	156,938		1,102,938				1,103,089
Impairment Of Long Lived Assets | ¥					¥ 6,602,198
Deferred revenues	1,013,133		3,409,718				¥ 7,121,109
Government subsidies	14,329	¥ 100,717	7,037
Other income	66,844	469,838	47,655		(1,127,156)
Total expenses	$ 222,779	¥ 1,565,867	¥ 1,515,078		¥ 1,683,474
[custom:DilutiveShares] | shares	7,659,818	7,659,818	9,664,959
Earnings Per Share, Diluted | (per share)	$ 2.12	¥ 14.87	¥ 3.99	[1]	¥ (11,758.59)	[1]
Shanghai Weimu [Member]
Subsidiary, Ownership Percentage, Parent	42.00%						42.00%
Viwo Tech [Member]
Subsidiary, Ownership Percentage, Parent	45.00%						45.00%
Year End Translation Rates [Member] | China, Yuan Renminbi
Foreign Currency Transactions, Description	7.0288	7.0288	7.1884
Average Translation Rates [Member] | China, Yuan Renminbi
Foreign Currency Transactions, Description	7.1429	7.1429	7.1217		7.0467

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.